Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Jun. 30, 2022 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Increase in Positive market values from derivative financial instruments due to Russia Ukraine War	€ 1,200
Increase in Negative market values from derivative financial instruments due to Russia Ukraine War	1,000
Transfers from Level 2 to Level 1 on trading securities (assets)	€ 1,500